Warrant Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Warrants Liabilities [Line Items]
Warrant liabilities (in Dollars)	$ 295,581		$ 538,827
Warrant liabilities (in Dollars)	$ 243,246	$ 221,413
Public Warrants [Member]
Warrants Liabilities [Line Items]
Warrants outstanding	10,000,000		10,000,000
Private Placement Warrants [Member]
Warrants Liabilities [Line Items]
Warrants outstanding	14,146,246		14,146,246
Service Warrants [Member]
Warrants Liabilities [Line Items]
Warrants outstanding	152,800		152,800